ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Organization And Principal Activities Abstract
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

YY Group Holdings Limited (the “Company” or the “Group”) is a limited company incorporated and domiciled in British Virgin Islands and whose shares are publicly traded. The registered office is located at 60 Paya Lebar Road #05-43 Paya Lebar Square Singapore 409051. In order to better serve the Company’s clients and accommodate the growing team, the Company have moved to a new office with effective on March 1, 2024. It is located at 60 Paya Lebar Road #09-13/14/15/16/17 Paya Lebar Square Singapore 409051.

The Company is principally engaged in the following activities:

(a)	Integrated Facility Management (“IFM”) services – A data-and technology-driven business focused on delivering enterprise intelligent labor-matching solutions, smart cleaning services, property management, private security, and pest control services, with its core operations based in Singapore.

(b)	Manpower outsourcing services – The Group provides enterprise manpower outsourcing service across multiple countries, including Singapore, Malaysia, Hong Kong, Thailand, Vietnam, the United Kingdom, the Netherlands, Germany, the United Arab Emirates, and Australia, supporting clients with scalable and efficient workforce solutions.

(c)	Other services – Provision of web design and development, as well as digital marketing services, to support clients in enhancing their digital presence and business growth.

-	Reorganization under the Company

On May 3, 2023, the Company acquired 90% of the issued share capital of YY Circle Sdn Bhd from its existing shareholder in exchange of a nominal consideration sum of USD1.00 to the respective shareholder in YY Circle Sdn Bhd;

On May 3, 2023, the Company acquired the entire issued share capital of Hong Ye Maintenance (MY) Sdn Bhd from its existing shareholder in exchange of a nominal consideration sum of USD1.00 to the respective shareholders in Hong Ye Maintenance (MY) Sdn Bhd;

On August 1, 2023, the Company acquired the entire issued share capital of YY Circle (SG) Pte Ltd from its existing shareholder in exchange of a nominal consideration sum of SGD1.00 to the respective shareholders in YY Circle (SG) Pte Ltd;

On August 1, 2023 the Company acquired the entire issued share capital of Hong Ye Group Pte Ltd from its existing shareholder in exchange of a nominal consideration sum of SGD1.00 to the respective shareholders in Hong Ye Group Pte Ltd;

As described above, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), became the ultimate parent of its subsidiaries.

Through the reorganization completed on August 1, 2023, the Company will be the holding company of its subsidiaries. Accordingly, the consolidated financial statements will be prepared on a consolidated basis by applying the principle of common control as if the reorganization has been completed at the beginning of the first reporting period.

Based on the above, the Group concluded that the Company and its subsidiaries are effectively controlled by the shareholder before and after the Reorganization and the Reorganization is considered under common control. The transactions above were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at carrying value and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

As of December 31, 2025, the Company’s subsidiaries were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
YY Circle (SG) Private Limited	June 13, 2019	Singapore	100%	Manpower contracting services
Hong Ye Group Pte. Ltd.	December 28, 2010	Singapore	100%	Employment agencies and general cleaning services
YY Circle Sdn. Bhd.	July 22, 2022	Malaysia	90%	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn. Bhd.	November 8, 2022	Malaysia	100%	General cleaning services
YY Circle (AU) Pty Ltd	June 14, 2023	Australia	95%	Employment placement and recruitment services
YY Circle (Vietnam) Company Limited	February 6, 2024	Vietnam	95%	Management consulting service and employment service activities
YY Circle (Cambodia) Co., Ltd.*	July 9, 2024	Cambodia	50%	Manpower contracting services
YYCircle Human Resources Consultancies L.L.C CO. L.L.C	July 15, 2024	UAE	95%	Manpower contracting services
YY Circle (Korea) Ltd.	July 29, 2024	Korea	95%	Manpower contracting services
Mediaplus Limited	July 29, 2024	BVI	100%	Information technology consultancy (Except cybersecurity)
YY Circle UK Ltd	August 3, 2024	UK	95%	Manpower contracting services
YY Circle (Perth) Pty Ltd	October 15, 2024	Australia	95%	Manpower contracting services
YY Smart Tech Pte. Ltd.	December 2, 2024	Singapore	80%	Development of software and applications and applications (Except games and cybersecurity)
YY Circle Netherlands B.V.	December 18, 2024	Netherlands	95%	Manpower contracting services
YY Circle GmbH	January 21, 2025	Germany	95%	Manpower contracting services
Mediaplus Venture Group Pte. Ltd.	August 12, 2024	Singapore	54%	Holding company
Mediaplus Digital Pte. Ltd.	November 1, 2013	Singapore	54%	IT consultancy and development of software and applications.
Mplus Elite Pte. Ltd.	May 16, 2015	Singapore	54%	Advertising activities and development of software and applications.
M Synergates Pte. Ltd.	June 26, 2020	Singapore	54%	IT consultancy and hosting services by non-data centres
Mediaplus Digital Sdn. Bhd.	November 16, 2021	Malaysia	54%	Consultancy services in public relation and communications and wholesales of a variety of goods without any particular specialization and web portals.
Property Facility Services Pte. Ltd.	March 13, 2007	Singapore	100%	Residential, commercial and industrial real estate management and general cleaning services except household cleaning and outline marketplaces.
YY Circle (HK) Pte Limited	October 26, 2022	Hongkong	90%	Manpower contracting services
YY Circle (Thailand) Company Limited **	April 5, 2023	Thailand	49%	Manpower contracting services
YY Holding (Thailand) Co. Ltd	May 9, 2025	Thailand	99%	Holding Company
Uniforce Security Services Pte. Ltd.	May 12, 2017	Singapore	100%	Private security activities
Transocean Oil Pte. Ltd.	March 18, 2003	Singapore	53%	Other holding companies
24IFM Pte. Ltd.	August 18, 2021	Singapore	100%	Publishing of software/ applications and IT consultancy
Pest Fighter Pte. Ltd.	August 13, 1994	Singapore	100%	Pest control services and freight transport by road
YYCircle For Hospitality Services L.L.C	October 15, 2025	United Arab Emirates	100%	Hospitality services
Talent Management Holding Limited	December 31, 2025	Hong Kong	100%	Financial service activities, including investment and Holding Companies, and the activities of trusts, funds and similar financial entities

*	There is only one sole director who is assigned by YY Circle (SG) Pte. Ltd. Therefore, the Company has the control right over YY Circle (Cambodia) Co Ltd.

**	The Group holds a 48.5% equity interest in YY Circle (Thailand) Company Limited through YY Holding (Thailand) Co. Ltd in compliance with local regulations. Notwithstanding this, the Group holds the majority of voting rights and exercises control over the Company, which is therefore accounted for as a subsidiary.

As described above, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), will become the ultimate parent of its subsidiaries.

Through the reorganization, the Company will be the holding company of its subsidiaries. Accordingly, the consolidated financial statements will be prepared on a consolidated basis by applying the principle of common control as if the reorganization has been completed at the beginning of the first reporting period.

Based on the above, the Group concluded that the Company and its subsidiaries are effectively controlled by the shareholder before and after the Reorganization and the Reorganization is considered under common control. The transactions above were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at carrying value and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.